Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail)
$ in Millions
12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	$ (2,650)
Net gains (losses) recognized in OCI	(1,462)
Amount reclassified to net income as the hedged item affects net income	811
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur	(22)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	(94)
AOCI as at October 31, 2018	(3,417)
Active hedges	(3,387)
Discountinued hedges	(30)
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	320
Net gains (losses) recognized in OCI	(1,181)
Amount reclassified to net income as the hedged item affects net income	811
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur	(22)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	(94)
AOCI as at October 31, 2018	(166)
Active hedges	(188)
Discountinued hedges	22
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	104
Net gains (losses) recognized in OCI	(341)
Amount reclassified to net income as the hedged item affects net income	83
AOCI as at October 31, 2018	(154)
Active hedges	(262)
Discountinued hedges	108
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(151)
Net gains (losses) recognized in OCI	(524)
Amount reclassified to net income as the hedged item affects net income	225
AOCI as at October 31, 2018	(450)
Active hedges	(352)
Discountinued hedges	(98)
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	321
Net gains (losses) recognized in OCI	(224)
Amount reclassified to net income as the hedged item affects net income	464
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur	(22)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	(94)
AOCI as at October 31, 2018	445
Active hedges	433
Discountinued hedges	12
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	46
Net gains (losses) recognized in OCI	(92)
Amount reclassified to net income as the hedged item affects net income	39
AOCI as at October 31, 2018	(7)
Active hedges	(7)
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI as at November 1, 2017	(2,970)
Net gains (losses) recognized in OCI	(281)
AOCI as at October 31, 2018	(3,251)
Active hedges	(3,199)
Discountinued hedges	$ (52)